Acquisitions and Divestitures JP Development (Details) - Common Control Acquisition $ in Millions	Feb. 12, 2014 USD ($) shares
Business Acquisition [Line Items]
Consideration transferred	$ 319.1
Common units issued (shares) | shares	5,841,205
Cash	$ 52.0
Related amounts receivable forgiven by ArcLight	$ 4.3